Portfolio of Investments
Columbia Variable Portfolio – Select Mid Cap Value Fund, September 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.0%
Issuer	Shares	Value ($)
Communication Services 2.6%
Entertainment 1.3%
Live Nation Entertainment, Inc.(a)	65,000	3,502,200
Media 1.3%
Nexstar Media Group, Inc., Class A	40,000	3,597,200
Total Communication Services		7,099,400
Consumer Discretionary 11.1%
Hotels, Restaurants & Leisure 3.1%
Hyatt Hotels Corp., Class A	83,000	4,429,710
Penn National Gaming, Inc.(a)	58,000	4,216,600
Total		8,646,310
Household Durables 2.0%
D.R. Horton, Inc.	74,000	5,596,620
Multiline Retail 2.1%
Dollar Tree, Inc.(a)	64,370	5,879,556
Specialty Retail 3.9%
Burlington Stores, Inc.(a)	32,000	6,594,880
O’Reilly Automotive, Inc.(a)	9,100	4,195,828
Total		10,790,708
Total Consumer Discretionary		30,913,194
Consumer Staples 5.8%
Food & Staples Retailing 3.7%
Kroger Co. (The)	171,345	5,810,309
U.S. Foods Holding Corp.(a)	197,830	4,395,783
Total		10,206,092
Food Products 2.1%
Tyson Foods, Inc., Class A	99,300	5,906,364
Total Consumer Staples		16,112,456
Energy 3.1%
Oil, Gas & Consumable Fuels 3.1%
Marathon Petroleum Corp.	132,425	3,885,349
Noble Energy, Inc.	304,653	2,604,783
WPX Energy, Inc.(a)	463,835	2,272,792
Total		8,762,924
Total Energy		8,762,924
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 15.0%
Banks 5.4%
Popular, Inc.	125,985	4,569,476
Regions Financial Corp.	492,205	5,675,124
SVB Financial Group(a)	20,300	4,884,586
Total		15,129,186
Consumer Finance 2.7%
Discover Financial Services	128,925	7,449,286
Diversified Financial Services 2.3%
Voya Financial, Inc.	131,625	6,308,786
Insurance 4.6%
Hanover Insurance Group, Inc. (The)	53,000	4,938,540
Lincoln National Corp.	82,812	2,594,500
Reinsurance Group of America, Inc.	56,500	5,378,235
Total		12,911,275
Total Financials		41,798,533
Health Care 8.9%
Health Care Equipment & Supplies 2.6%
Zimmer Biomet Holdings, Inc.	52,013	7,081,050
Health Care Providers & Services 3.8%
Centene Corp.(a)	75,360	4,395,749
Quest Diagnostics, Inc.	55,035	6,300,957
Total		10,696,706
Life Sciences Tools & Services 2.5%
Agilent Technologies, Inc.	69,680	7,033,499
Total Health Care		24,811,255
Industrials 16.1%
Airlines 2.0%
Southwest Airlines Co.	149,977	5,624,138
Building Products 3.2%
Trane Technologies PLC	73,242	8,880,592
Electrical Equipment 2.9%
AMETEK, Inc.	82,390	8,189,566
Columbia Variable Portfolio – Select Mid Cap Value Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Mid Cap Value Fund, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 5.4%
Ingersoll Rand, Inc.(a)	229,039	8,153,788
ITT, Inc.	115,000	6,790,750
Total		14,944,538
Road & Rail 2.6%
Norfolk Southern Corp.	34,315	7,343,067
Total Industrials		44,981,901
Information Technology 11.5%
Communications Equipment 2.4%
Motorola Solutions, Inc.	42,025	6,589,940
Electronic Equipment, Instruments & Components 2.0%
Corning, Inc.	175,000	5,671,750
IT Services 2.3%
CACI International, Inc., Class A(a)	15,000	3,197,400
Square, Inc., Class A(a)	20,000	3,251,000
Total		6,448,400
Semiconductors & Semiconductor Equipment 4.8%
Marvell Technology Group Ltd.	152,600	6,058,220
ON Semiconductor Corp.(a)	165,000	3,578,850
Teradyne, Inc.	46,200	3,671,052
Total		13,308,122
Total Information Technology		32,018,212
Materials 7.0%
Chemicals 4.6%
Eastman Chemical Co.	69,000	5,390,280
FMC Corp.	69,840	7,396,755
Total		12,787,035
Metals & Mining 2.4%
Freeport-McMoRan, Inc.	422,700	6,611,028
Total Materials		19,398,063
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 9.0%
Equity Real Estate Investment Trusts (REITS) 9.0%
Alexandria Real Estate Equities, Inc.	35,000	5,600,000
First Industrial Realty Trust, Inc.	149,000	5,930,200
Gaming and Leisure Properties, Inc.	185,891	6,864,955
Welltower, Inc.	120,680	6,648,261
Total		25,043,416
Total Real Estate		25,043,416
Utilities 8.9%
Electric Utilities 1.7%
Pinnacle West Capital Corp.	63,430	4,728,706
Independent Power and Renewable Electricity Producers 2.6%
AES Corp. (The)	398,200	7,211,402
Multi-Utilities 4.6%
Ameren Corp.	77,775	6,150,447
CMS Energy Corp.	109,875	6,747,424
Total		12,897,871
Total Utilities		24,837,979
Total Common Stocks (Cost $262,711,818)		275,777,333

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.136%(b),(c)	2,772,882	2,772,605
Total Money Market Funds (Cost $2,772,817)		2,772,605
Total Investments in Securities (Cost: $265,484,635)		278,549,938
Other Assets & Liabilities, Net		92,604
Net Assets		278,642,542

2	Columbia Variable Portfolio – Select Mid Cap Value Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Mid Cap Value Fund, September 30, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.136%
	5,993,237	29,766,072	(32,986,621)	(83)	2,772,605	1,235	33,243	2,772,882
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Select Mid Cap Value Fund | Quarterly Report 2020	3